Lease Agreement (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Lease Agreement

Note 14:  Lease Agreement

The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012.  The lease term is one year with monthly lease payment of $2,904.  The lease is subject to renew upon expiration.  According to the lease term, the Company made a security deposit totaled $9,002.  The Company also leases a conference room nearby in the same city on a month to month basis for $300 per month, which was terminated on May 31, 2013.